Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,730,000
Previously Paid Amount	0.00
Total Fee Amount	377.01
Total Offset Amount	0.00
Net Fee	377.01
Narrative - Max Aggregate Offering Price	$ 2,730,000
Final Prospectus	true